Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued	[1]	27,000,000	27,000,000
Common stock, shares outstanding		27,000,000	27,000,000

[1]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.